Share-Based Payments - Bud Apac Share-Based Compensation Program (Detail) - Budweiser APAC [Member] Unit_pure in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Share-Based Compensation Plan [member]
Disclosure Of Share Based Compensation Program [Line Items]
Share-based compensation grant date fair value	4.1	12.5
Share-based compensation grant date fair value	$ 13	$ 39
New Restricted Stock Units Plan [member]
Disclosure Of Share Based Compensation Program [Line Items]
Share-based compensation grant date fair value	29.8	14.1
Share-based compensation grant date fair value	$ 50	$ 45